PRINCIPAL ACTIVITIES AND ORGANIZATION - Schedule of Principal Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Oct. 28, 2025
I-Mab Biopharma US Ltd.
Place of incorporation	United States
Date of incorporation or acquisition	Feb. 28, 2018
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Research and development of innovative medicines
I-Mab Biopharma Hong Kong Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Jul. 08, 2016
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Investment holding
I-Mab Tianjin
Place of incorporation	People’s Republic of China
Date of incorporation or acquisition	Jul. 15, 2017
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Research and development of innovative medicines
Visara
Place of incorporation	United States
Date of incorporation or acquisition	Sep. 24, 2025
Percentage of direct or indirect ownership by the company	65.00%
Principal activities	Research and development of innovative medicines
Bridge Health
Place of incorporation	People’s Republic of China
Date of incorporation or acquisition	Oct. 28, 2025
Percentage of direct or indirect ownership by the company	100.00%	100.00%
Principal activities	Intellectual property holding